Inventory	12 Months Ended
Dec. 31, 2023
Inventory
Inventory

13) Inventory

The following table presents the inventory as of December 31, 2023 and December 31, 2022:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2023	2022
Lubricating oil	$2,995	$3,245
Bunkers	701	2,514
Total inventory	$3,696	$5,759